Related parties disclosure (Details Narrative)	6 Months Ended
Jun. 30, 2025 USD ($)
WeCan Group AG
Related Party Transaction [Line Items]
% ownership	31.87%
Nature of relationship	Equity method investment
Carlos Moreira
Related Party Transaction [Line Items]
Short-term payable	$ 3,282,506
John O'Hara
Related Party Transaction [Line Items]
Short-term payable	$ 259,264